Income Tax (Details) - Schedule of income tax provision - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Federal
Current			$ 11,509
Deferred			(94,822)
State
Current
Deferred
Change in valuation allowance			94,822
Income tax provision		$ (2,233)	$ 11,509